Tax situation (Details 3) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 02, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Income Tax Explanatory [Line Items]
Income (loss) before income tax		$ 92,545	$ (255,237)	$ (340,549)
Peruvian statutory tax rate		29.50%	32.00%	32.00%
Income tax expense (income)		$ 12,797	$ 46,710	$ 10,957
Effect of change in income tax rate		0	(1,431)	2,347
Non-deductible expenses				19,534
Adjustment due to income tax rate applicable to la Quinua		(24,502)	(3,012)	42,044
Total income tax expense (benefit)		18,012	53,504	14,763
Minera Yanacocha SRL and subsidiary [Member]
Disclosure Of Income Tax Explanatory [Line Items]
Income (loss) before income tax		$ (168,428)	$ (1,000,625)	$ 152,522
Peruvian statutory tax rate	29.50%	29.50%	28.00%	28.00%
Income tax expense (income)		$ (49,686)	$ (280,175)	$ 42,706
Valuation allowance on deferred tax asset		50,960	386,763	510,004
Effect of change in income tax rate		0	(66,667)	16,576
Mining taxes		3,530	7,392	15,639
Non-deductible expenses		4,204	3,296	15,288
Adjustment due to income tax rate applicable to la Quinua		(124)	(1,024)	2,504
Income tax prior years refunds		(1,858)	(6,458)	0
Total income tax expense (benefit)		$ 7,026	$ 43,127	$ 602,717